FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives Liabilities
Derivative Liabilities
Gross derivative liabilities	$ 2,679,643	$ 6,710,364
Offsetting of derivatives	0	0
Derivative financial instruments in statement of financial position	2,679,643	6,710,364
Master netting agreements	(2,679,643)	(5,548,746)
Equity collateral received/paid	0	(1,161,618)
Total derivatives liabilities before collateral and Master netting agreements	0	0
Forwards | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	972,295	4,526,353
Forwards | Equity contracts
Derivative Liabilities
Gross derivative liabilities	1,367	10,481
Swaps | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	1,332,431	1,491,086
Swaps | Interest rate contracts
Derivative Liabilities
Gross derivative liabilities	291,068	449,857
Options | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	82,482	232,587
Derivatives Assets
Derivatives Assets
Gross derivative assets	2,938,142	6,252,270
Offsetting of derivatives	0	0
Derivative financial instruments in statement of financial position	2,938,142	6,252,270
Master netting agreements	(2,540,752)	(6,215,727)
Collateral received	(378,767)	(36,543)
Total derivatives assets before collateral and Master netting agreements	18,623	0
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,084,830	4,381,906
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	51,645	3,015
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,463,256	1,304,337
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	236,033	352,424
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	$ 102,378	$ 210,588